Investments in subsidiary undertakings, joint ventures and associates - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income statement:
Revenue	$ 11,491	$ 10,740	$ 9,740
Profit (loss) for the year after tax	4,119	2,415	1,712
The above profit (loss) for the year includes the following:
Depreciation and amortisation	(571)	(523)	(524)
Interest income	3,534	3,095	2,947
Income tax credit (charge)	(1,002)	(824)	(560)
CITIC-Prudential Life Insurance Company Limited
Income statement:
Revenue	2,358	3,491	1,676
Profit (loss) for the year after tax	6	282	(733)
The above profit (loss) for the year includes the following:
Depreciation and amortisation	(43)	(38)	(39)
Interest income	615	582	543
Interest expense	(34)	(2)	(2)
Income tax credit (charge)	$ 54	$ (36)	$ 422